Related party transactions (Narrative) (Details)		1 Months Ended		12 Months Ended
	Mar. 08, 2022 shares	Jun. 30, 2021 shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Mixed decision - share grant permitted | shares	536,979
Share-based payments expense					$ 6,881,641	$ 7,045,994	$ 9,385,984
Director
Disclosure of transactions between related parties [line items]
Directors remuneration expense					757,690	246,226		$ 153,109
Share-based payments expense					466,546	238,703		0
Board Chair and Chief Executive Officer, and certain other directors
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares			1,349,764
Number of shares cancelled for compensation bonus | shares		156,278
Share-based payments expense			$ 3,576,875
Raza Bokhari
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares			1,173,709
Share-based payments expense			$ 3,110,330
Certain other directors
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares			176,055
Share-based payments expense			$ 466,545
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Payment of expenses					$ 262,834	1,445,043		$ 567,468
Related party payables						$ 355,778
Independent directors
Disclosure of transactions between related parties [line items]
Directors remuneration expense				$ 60,000
Additional remuneration as chairman of audit committee				20,000
Additional remuneration as chairman of compensation committee				10,000
Key management and directors
Disclosure of transactions between related parties [line items]
Number of shares issued for compensation bonus | shares						1,676,066
Share-based payments expense						$ 4,602,301
Reimbursed expenses incurred in relation to requisitioning, calling and holding the shareholders' meeting				$ 1,334,158
FSD Biosciences | President of FSD
Disclosure of transactions between related parties [line items]
Related party payables						$ 21,876